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                             ORBITEX GROUP OF FUNDS
                          PROSPECTUS SUPPLEMENT TO THE
                                PROSPECTUS DATED
                                 AUGUST 28, 2002

     The Orbitex Info-Tech & Communications Fund, Orbitex Emerging Technology Fund, Orbitex Financial Services Fund, Orbitex Growth Fund and Orbitex Energy & Basic Materials Fund have been reorganized into certain portfolios of the Saratoga Advantage Trust and therefore are not being offered for investment by this prospectus. Please contact the Saratoga Advantage Trust at 1-888-672-4839 for alternatives to investment in these funds.

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                             ORBITEX GROUP OF FUNDS
                          PROSPECTUS SUPPLEMENT TO THE
                                PROSPECTUS DATED
                                  JUNE 28, 2002

     The Orbitex Caterpillar Mid Cap Relative Value Fund has been reorganized into the Mid Capitalization Portfolio of the Saratoga Advantage Trust and therefore is not being offered for investment by this prospectus. Please contact the Saratoga Advantage Trust at 1-888-672-4839 for information regarding investment into the Mid Capitalization Portfolio.